Significant Accounting Policies (Policies)	3 Months Ended
Mar. 31, 2022
Accounting Policies
Accounting policies followed in interim financial statements

These interim condensed consolidated financial statements have been prepared in accordance with International Accounting Standard No. 34 (IAS 34), “Interim Financial Reporting”. The Parent Company applies the Swedish Financial Reporting Board recommendation RFR2, Accounting for legal entities. None of the new or amended standards and interpretations that became effective January 1, 2022, have had a significant impact on the Group’s financial reporting. Significant accounting principles can be found on pages 41-46 of the Annual Report for 2021.

The ESMA (European Securities and Markets Authority) guidelines on alternative key performance ratios are applied, which means disclosure requirements regarding financial measures that are not defined in accordance with IFRS. For key ratios not defined by IFRS, see the Definitions and reconciliations of alternative performance measures on page 30.